Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Components Of Property, Plant And Equipment

	December 31,
	2011			2010
	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value	Cost	Accumulated Depletion and Depreciation, Including Write-downs	Net Book Value
Mining plant and equipment
Ovoot Tolgoi, Mongolia (b)	$27,553	$(2,666)	$24,887	$10,647	$(1,428)	$9,219

Other mineral property interests
Oyu Tolgoi, Mongolia (a)	$57,021	$(6,489)	$50,532	$48,120	$(6,316)	$41,804
Ovoot Tolgoi, Mongolia (b)	40,572	(1,913)	38,659	26,831	(766)	26,065
Australia (c)	26,604	(126)	26,478	25,470	(126)	25,344
Other exploration projects	1,252	(1,244)	8	1,252	(1,244)	8

	$125,449	$(9,772)	$115,677	$101,673	$(8,452)	$93,221

Other capital assets
Oyu Tolgoi, Mongolia (a)	$41,252	$(20,441)	$20,811	$24,203	$(14,471)	$9,732
Ovoot Tolgoi, Mongolia (b)	347,135	(46,927)	300,208	228,241	(24,154)	204,087
Australia (c)	43,730	(3,958)	39,772	46,785	(2,723)	44,062
Other exploration projects	4,562	(3,851)	711	3,351	(2,573)	778

	$436,679	$(75,177)	$361,502	$302,580	$(43,921)	$258,659

Capital works in progress
Oyu Tolgoi, Mongolia (a) (d)	$3,753,857	$—	$3,753,857	$953,581	$—	$953,581
Ovoot Tolgoi, Mongolia (b)	82,760	—	82,760	16,364	—	16,364
Australia (c)	24,818	—	24,818	1,604	—	1,604

	$3,861,435	$—	$3,861,435	$971,549	$—	$971,549

	$4,451,116	$(87,615)	$4,363,501	$1,386,449	$(53,801)	$1,332,648

(a)

Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs.

A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3).

Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.

(b)	SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.

(c)	Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia.

On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.

(d)

In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million). Ivanhoe Mines used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 22 (b)).

Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.